Expense Example - LOW-DURATION BOND FUND	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 37
3 Years	116
5 Years	202
10 Years	456
Investor
Expense Example:
1 Year	64
3 Years	202
5 Years	351
10 Years	$ 786